Subsequent Events	3 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 5 – SUBSEQUENT EVENTS

On July 2, 2012 the Company entered into an agreement with Interactive Investors Inc. (“Interactive Investors”), whereby Interactive Investors is to provide online advertising for the Company.  In consideration for the services, the Company issued Interactive Investors 100,000 restricted shares